Investments in associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2017
Investments in associates and joint ventures (Tables) [Abstract]
Jointly controlled and Significant Influence - Participation

a) Breakdown

				Participation %
Jointly Controlled by Banco Santander	Activity	Country	2017	2016	2015
Banco RCI Brasil S.A. (2)	Bank	Brazil	39.89%	39.89%	39.89%
Norchem Participações e Consultoria S.A.(1)	Other Activities	Brazil	50.00%	50.00%	50.00%
Cibrasec - Companhia Brasileira de Securitização (1) (4) (9)	Securitization	Brazil	9.72%	9.72%	13.64%
Estruturadora Brasileira de Projetos S.A. - EBP (1) (9) (11)	Other Activities	Brazil	11.11%	11.11%	11.11%
Gestora de Inteligência de Crédito (5)(10)	Credit Bureau	Brazil	20.00%	-	-
Campo Grande Empreendimentos	Other Activities	Brazil	25.32%	25.32%	25.32%

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações S.A.)
Webmotors S.A. (7) (8)(12)	Other Activities	Brazil	70.00%	70.00%	70.00%
Tecnologia Bancária S.A. - TECBAN (1)	Other Activities	Brazil	19.81%	19.81%	19.81%
PSA Corretora de Seguros e Serviços Ltda. (6)(13)(14)	Insurance Broker	Brazil	50.00%	50.00%	0.00%

Jointly Controlled by Getnet S.A.
iZettle do Brasil Meios de Pagamento S.A. ("iZettle do Brasil”) (3)	Other Activities	Brazil	-	-	50.00%

Significant Influence of Banco Santander
Norchem Holding e Negócios S.A. (1)	Other Activities	Brazil	21.75%	21.75%	21.75%

Jointly controlled and Significant Influence - Investments

	Investments
	2017	2016	2015
Jointly Controlled by Banco Santander (11)	495,264	578,761	567,367
Banco RCI Brasil S.A. (2)	427,801	538,756	526,680
Norchem Participações e Consultoria S.A.(1)	25,550	26,302	23,665
Cibrasec - Companhia Brasileira de Securitização (1) (4) (9)	7,438	7,435	10,325
Estruturadora Brasileira de Projetos S.A. - EBP (1) (9)(11)	4,707	6,268	6,697
Gestora de Inteligência de Crédito (5)(10)	29,513	-	-
Campo Grande Empreendimentos	255	-	-

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	350,440	390,336	476,640
Webmotors S.A. (7) (8)(12)	197,930	246,965	339,899
Tecnologia Bancária S.A. - TECBAN (1)	151,019	142,713	136,741
PSA Corretora de Seguros e Serviços Ltda. (6)(13)(14)	1,491	658	-

Jointly Controlled by Getnet S.A.	-	-	(2,768)
iZettle do Brasil Meios de Pagamento S.A. (3)	-	-	(2,768)

Significant Influence of Banco Santander	20,860	20,980	19,504
Norchem Holding e Negócios S.A. (1)	20,860	20,980	19,504
Total	866,564	990,077	1,060,743

Jointly controlled and Significant Influence - Results of Investments

		Results of Investments
	1/01 to 12/31/2017	1/01 to 12/31/2016	1/01 to 12/31/2015
Jointly Controlled by Banco Santander	39,904	16,748	85,993
Banco RCI Brasil S.A. (2)	44,384	14,175	85,221
Norchem Participações e Consultoria S.A.(1)	1,333	2,637	1,976
Cibrasec - Companhia Brasileira de Securitização (1) (4) (9)	389	366	340
Estruturadora Brasileira de Projetos S.A. - EBP (1) (9)(11)	(1,560)	(430)	(1,544)
Gestora de Inteligência de Crédito (5)(10)	(4,642)	-	-

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	30,430	29,538	29,309
Webmotors S.A. (7)(8)(12)	21,290	23,019	23,397
Tecnologia Bancária S.A. - TECBAN (1)	8,307	5,971	5,912
PSA Corretora de Seguros e Serviços Ltda. (6)(13)(14)	833	548	-

Jointly Controlled by Getnet S.A.	-	(225)	(491)
iZettle do Brasil Meios de Pagamento S.A.(3)	-	(225)	(491)

Significant Influence of Banco Santander	1,217	1,476	1,501
Norchem Holding e Negócios S.A. (1)	1,217	1,476	1,501
Total	71,551	47,537	116,312

Jointly controlled and Significant Influence - Total

			2017
	Total assets	Total liabilities	Total profit (11)
Jointly Controlled by Banco Santander	9,264,940	8,023,369	67,077
Banco RCI Brasil S.A. (2)	9,057,261	7,985,647	74,452
Norchem Participações e Consultoria S.A.(1)	78,674	27,574	2,665
Cibrasec - Companhia Brasileira de Securitização (1) (4) (9)	86,378	9,884	4,000
Estruturadora Brasileira de Projetos S.A. - EBP (1) (9)(11)	42,627	264	-14,040
Gestora de Inteligência de Crédito (5)(10)	167,798	20,235	-23,211

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	1,967,989	1,077,782	74,861
Webmotors S.A. (7)(8)(12)	490,458	50,413	31,264
Tecnologia Bancária S.A. - TECBAN (1)	1,472,774	1,025,593	41,932
PSA Corretora de Seguros e Serviços Ltda. (6)(13)(14)	4,757	1,776	1,665

Significant Influence of Banco Santander	122,176	26,267	5,597
Norchem Holding e Negócios S.A. (1)	122,176	26,267	5,597
Total	11,355,105	9,127,418	147,535

			2016
	Total assets	Total liabilities	Total profit (11)
Jointly Controlled by Banco Santander	8,831,611	7,318,656	89,544
Banco RCI Brasil S.A. (2)	8,603,844	7,276,320	79,223
Norchem Participações e Consultoria S.A. (1)	78,833	26,228	5,274
Cibrasec - Companhia Brasileira de Securitização (1) (4) (9)	91,083	14,659	7,011
Estruturadora Brasileira de Projetos S.A. - EBP (1) (9) (11)	57,851	1,449	-1,964

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	1,459,826	943,028	58,595
Webmotors S.A. (7)(8)(12)	145,499	35,231	29,934
Tecnologia Bancária S.A. - TECBAN (1)	1,310,945	905,731	27,568
PSA Corretora de Seguros e Serviços Ltda. (6)(13)(14)	3,382	2,066	1,093

Significant Influence of Banco Santander	127,598	31,136	6,792
Norchem Holding e Negócios S.A. (1)	127,598	31,136	6,792
Total	10,419,035	8,292,820	154,931

			2015
	Total assets	Total liabilities	Total profit (11)
Jointly Controlled by Banco Santander	8,702,727	7,170,602	180,663
Banco RCI Brasil S.A. (2)	8,474,418	7,125,614	174,629
Norchem Participações e Consultoria S.A. (1)	73,288	25,958	3,953
Cibrasec - Companhia Brasileira de Securitização (1) (4) (9)	92,495	16,775	1,932
Estruturadora Brasileira de Projetos S.A. - EBP (1) (9)(11)	62,526	2,255	149

Jointly Controlled by Santander Corretora de Seguros (current corporate name of Santander Participações SA)	1,531,883	890,028	83,902
Webmotors S.A. (7)(8)(12)	279,935	36,904	36,636
Tecnologia Bancária S.A. - TECBAN (1)	1,251,948	853,124	47,266

Jointly Controlled by Getnet S.A.	20,210	25,747	-2,420
iZettle do Brasil Meios de Pagamento S.A.(3)	20,210	25,747	-2,420

Significant Influence of Banco Santander	119,687	30,017	6,902
Norchem Holding e Negócios S.A. (1)	119,687	30,017	6,902
Total	10,374,507	8,116,394	269,047

b) Changes

Jointly controlled and Significant Influence - Changes in the balance

The changes in the balance of this item were as follows:

	2017	2016	2015
Jointly Controlled by Banco Santander
Balance at beginning of year	969,097	1,041,239	1,004,045
Additions / disposals (net) due to change in the scope of consolidation	-	(2,926)	-
Additions /disposals (3) (6)	34,154	3,105	(2,768)
Capital reduction (7)	-	(76,860)	-
Share of results of entities accounted for using the equity method	70,334	46,061	114,811
Dividends proposed/received	(200,620)	(39,424)	(74,849)
Others	(27,261)	(2,098)	-
Balance at end of year	845,704	969,097	1,041,239

Significant Influence of Banco Santander
Balance at beginning of year	20,980	19,504	19,416
Share of results of entities accounted for using the equity method	1,217	1,476	1,501
Dividends proposed/received	(1,337)	-	(1,413)
Balance at end of year	20,860	20,980	19,504

(1) Companies with a delay of one month for the equity calculation. To register the equity income it was used on 12/31/2017 the position of 11/30/2017.

(2) The EGM of July 21, 2015, approved the Company's transformation into a multiple bank, with investment portfolios, leasing and credit, financing and investment and also the change of the name of the Companhia de Arrendamento Mercantil RCI Brasil to Banco RCI Brasil S.A. This process was approved by the BACEN on October 28, 2015.

(3) In June 2016 the interest held in iZetlle do Brasil S.A was sold.

(4) At the ESM held on April 29, 2016 was approved the reform in the distribution structure of the capital of Cibrasec through the creation of preferred shares issued by the Company with voting rights and the share conversion of the common shares of Company into preferred shares, this reform was ratified at the ESM held on May 30, 2016. Banco Santander became part of their ordinary shares held in the capital of Cibrasec, the corresponding amount to five thousand (5,000) common shares issued by Cibrasec 50 (fifty) preferred shares in the proportion of 100 (one hundred) common shares for each one (1) preferred share, and still held 4,000 (four thousand) common shares in the capital of Cibrasec. Each preferred share entitles the holder the right to one hundred (100) times the right to dividends of the common shares, so that the economic rights were maintained, however, the conversion resulted in reduction in the percentage shareholding in Cibrasec.

(5) Company incorporated in April 2017 and is in the pre-operational phase. Pursuant to the shareholders' agreement, control is shared between shareholders who hold 20% of their capital stock each. At the Extraordinary General Meeting held on July 6, 2017, the capital increase of Gestora de Crédito was approved in the total amount of R$65,822, so that the capital stock increased from R$1 to R$65,823, through the issue of 6,582,200 (six million, five hundred and eighty-two thousand and two hundred) new shares, of which 3,291,100 (three million, two hundred and ninety-one thousand and one hundred), 1,316,440 (one million, three hundred and sixteen thousand, four hundred and forty) preferred shares Class A  and 1,316,440 (one million, three hundred and sixteen thousand, four hundred and forty) preferred shares Class B and 658,220 (six hundred and fifty eight thousand, two hundred and twenty) class C preferred shares, with no par value, at the issue price of R$10.00, corresponding to the equity value of the shares. The shares issued in the capital increase were fully subscribed on the same date by the shareholders in the proportion of 20% of their capital stock each.

(6)  In 2017 refers to the incorporation of Gestora de Inteligência de Crédito - partnership between Banco Santander and other banks from brazilian market (according to note 3.d) and in 2016 refers to the acquisition agreement of part of the financial operations from the Group PSA in Brazil and the consequent creation of a Joint Venture.

(7) At the ESM realized in September 26, 2016, was approved the reduction of the capital of Webmotors S.A. without cancellation of shares in the amount of R$109,800 to be considered excessive to maintain its activities, and the capital of R$194,580 to R$84,780.

(8) On December 30, 2016, at the EGM of Webmotors S.A., the merger and the Private Instrument of Protocol and Justification of Incorporation of Virtual Motors by Webmotors S.A. were approved, so that Webmotors S.A. received, for its accounting value, based on the balance sheet drawn up on November 30, 2016, all of the assets, rights and obligations of Virtual Motors, with the extinction of Virtual Motors that will be succeeded by Webmotors S.A. in all its rights and obligations.

(9) Although the participations was less than 20%, the Bank exercises control over the entity together with other major stockholders' through a stockholders' agreement where no business decision can be taken by a single shareholder.

(10) At the EGM held in October 5, 2017, it was approved the share capital increase of the Gestora de Crédito in the amount of R$ 285.205, that way its share capital increased from R$ 65.823 to R$ 351.028, through the issuance of 29.013.700 new shares, being 14.506.850 as ordinary shares, 5.802.740 preferred shares Class A, 5.802.740 preferred shares Class B, and 2.901.370 preferred shares Class C, without par value, at the issuance price of R$ 9,83 per share. It was also approved by unanimous decision the payment timetable of the new shares issuance made by the Management of Gestora de Crédito. That way, the share capital increase was fully subscribed at the same day by the shareholders in the proportion of 20% of each interest which were partially paid.

(11) According to its Bylaws, EBP was formed in order to carry out projects to contribute for the brazilian economic and social development for the period of 10 years. After the conclusion of the timetable set EPB closes its activities this year of 2018. The dissolution of its rights and liquidation were aproved in the EGM held on january 29, 2018.

(12) Although participation exceeds 50%, in accordance with the shareholders' agreement, the control is shared by  Santander Corretora de Seguros (Current corporate name of Santander Participações S.A.),  and Carsales.com.  Investments PTY LTD (Carsales), shareholder based in Australia.

(13) Pursuant to the shareholders' agreement, the control is shared by Santander Corretora de Seguros (current corporate name of Santander Participações SA) and PSA Services LTD.

(14) In December 2017, according to the contractual change, the PSA Corretora de Seguros shareholders decided to increase its share capital in R$ 401, that way the share capital increased from R$ 500 to R$ 901, through the issuance of 400.532 new shares, which each new share has the value of R$ 1. The new shares issued were subscribed and paid at the same date, in local currency, according to the proportion of each shareholder equivalent to 50% to the company´s share capital, that is, 200.266 shares.

(15) According to its Bylaws, EBP was formed in order to carry out projects to contribute for the Brazilian economic and social development for the period of 10 years. After the conclusion of the timetable set EPB closes its activities this year of 2018. The dissolution of its rights and liquidation were approved in the EGM held on January 29, 2018.

Principal jointly controlled entities

Webmotors S.A.: A company incorporated in the form of private limited company with headquarters in São Paulo which is engaged in the design, implementation and / or availability of electronic catalogs, space, products, services or means of marketing products and / or services related to the automotive industry, on the Internet or other means related to e-commerce activities and other Internet uses or applications, as well as the participation in capital in other companies and the management of related business. It is a company of the Economic Conglomerate - Financial Santander (Santander Group) and Carsales.com Investments PTY LTD (Carsales), which its operations are conducted as part of a group of institutions that operate jointly. According to the Shareholders' Agreement, the key decisions that impact this partnership are taken jointly between Banco Santander and other controllers.

Thousand of reais		2017		2016		2015
	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors	Banco RCI Brasil	Webmotors
Current assets	4,535,521	418,795	4,103,866	23,071	5,038,181	85,552
Non-current assets	4,521,740	71,663	4,499,978	122,428	3,436,237	194,383
Current liabilities	3,897,010	47,166	3,629,575	32,601	3,998,536	30,877
Non-current liabilities	4,088,637	3,247	3,646,745	2,630	3,127,078	6,027
Cash and cash equivalents	47,782	1,989	23,612	1,663	38,217	681
Depreciation and amortization	(1,600)	16,353	(911)	(12,295)	(3,783)	(9,883)
Revenue	1,315,695	127,064	1,575,550	135,242	591,810	137,947
Interest income	1,294,119	7,178	1,368,643	28,047	1,424,211	27,854
Interest expense	(626,654)	-	(903,061)	-	(903,864)	(69)
Tax Income / (expense)	(122,544)	(12,568)	(3,326)	(13,370)	(108,837)	(16,086)
Current financial liabilities (excluding trade and other payables and provisions)	3,897,010	33,320	3,629,575	31,707	3,436,699	30,110
Non-current financial liabilities (excluding trade and other payables and provisions)	4,058,986	3,247	3,646,745	1,736	2,565,241	5,260